Note 7 - Share Capital	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
7.	Share capital:

The Company has authorized share capital of an unlimited number of common voting shares.

(a)	Equity issuances:

(i)	2018 At-The-Market (“ATM”) Facility

On
March 28, 2018,
the Company entered into an “At-The-Market” Facility (“ATM”) equity distribution agreement with Cantor Fitzgerald acting as sole agent. Under the terms of this facility, the Company may,
from time to time, sell shares of our common stock having an aggregate offering value of up to
$30
million through Cantor Fitzgerald on the Nasdaq Capital Market.

During the
three
- and
six
-months ended
June 30, 2018,
the Company issued
1,429,847
shares under this ATM equity facility at an average price of
$3.78
for gross proceeds of
$5.41
million (
$5.25
million net of share issue costs). Costs associated with the proceeds consisted of a
3%
cash commission.

(ii)	2017 Share purchase agreement

On
October 27, 2017,
we entered into the
2017
Aspire Purchase Agreement, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of
$15,500,000
of Common Shares over approximately
30
months. During the year ended
December 31, 2017
and pursuant to the terms of the Aspire Purchase Agreement, Aspire Capital purchased
357,143
Common Shares for gross proceeds of
$500
thousand (
$324
thousand net of cash share issue costs) and we also issued
321,429
Common Shares to Aspire Capital in consideration for entering into the Aspire Purchase Agreement. On a cumulative basis to
June 30, 2018,
the Company has raised a total of
$15.5
million gross proceeds under the Aspire Purchase Agreement, the total amount that was available under the Agreement.

During the
six
months ended
June 30, 2018,
the Company issued
5,231,953
common shares under the Aspire Purchase Agreement at an average price of
$2.87
per share for gross and net proceeds of approximately
$15
million.

(iii)	2018 Share Purchase Agreement

On
May 30, 2018,
the Company entered into the
2018
Aspire Purchase Agreement, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of
$20
million of Common Shares over approximately
30
months. Pursuant to the terms of this agreement, on
June 8, 2018,
the Company issued
170,261
Common Shares (“Commitment Shares”) to Aspire Capital in consideration for entering into the
2018
Aspire Purchase Agreement. The Company recorded
$600
thousand in general and administrative expenses related to the issuance of the Commitment Shares. As at
June 30, 2018,
the Company had
not
issued any shares under the
2018
Aspire Purchase Agreement, other than the Commitment Shares.

(iv)	At-The-Market (“ATM”) Facility

On
April 2, 2015,
Aptose entered into an at-the-market (“ATM”) equity facility with Cowen and Company, LLC, acting as sole agent. Under the terms of the ATM, Aptose was permitted to sell Common Shares having an aggregate offering value of
$20
million on NASDAQ. The ATM expired on
December 29, 2017
and as at that date the Company had issued a cumulative
$20
million of Common Shares pursuant to this facility.

During the
three
months ended
June 30, 2017,
the Company issued
7,472,618
common shares under the ATM at an average price of
$1.14
per share for gross proceeds of
$8.5
million (
$8.2
million net of share issue costs). Costs associated with the proceeds included a
3%
cash commission as well as legal and accounting fees.

(b)	Loss per share:

Loss per common share is calculated using the weighted average number of common shares outstanding and is presented in the table below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2018	2017	2018	2017

Net loss	$(10,262)	$(2,441)	$(17,076)	$(5,733)
Weighted-average common shares – basic and diluted	33,950	21,309	30,744	19,375
Net loss per share – basic and diluted	$(0.30)	$(0.11)	$(0.56)	$(0.30)

The effect of any potential exercise of the Company’s stock options outstanding during the period has been excluded from the calculation of diluted loss per common share as it would be anti-dilutive.